Note 19 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ended December 31
2019	$86,376
2020	76,169
2021	62,171
2022	51,011
2023	38,103
Thereafter	97,631
$411,461

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Year ended December 31
2019	$11,063
2020	6,600
2021	1,467
2022	1,179
2023	491
$20,800